UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

EQUITY FUND

FORM N-Q

MARCH 31, 2009

LEGG MASON PARTNERS EQUITY FUND

Schedule of Investments (unaudited)	March 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 10.5%
Household Durables - 4.4%
576,140	Centex Corp.	$4,321,050
736,090	Toll Brothers Inc. *	13,367,394

	Total Household Durables	17,688,444

Media - 2.1%
571,580	News Corp., Class B Shares	4,401,166
218,910	Walt Disney Co.	3,975,406

	Total Media	8,376,572

Specialty Retail - 4.0%
200,400	Lowe’s Cos. Inc.	3,657,300
667,914	Staples Inc.	12,095,922

	Total Specialty Retail	15,753,222

	TOTAL CONSUMER DISCRETIONARY	41,818,238

CONSUMER STAPLES - 13.8%
Beverages - 2.5%
191,550	PepsiCo Inc.	9,860,994

Food & Staples Retailing - 3.4%
258,960	Wal-Mart Stores Inc.	13,491,816

Food Products - 3.6%
207,710	Kellogg Co.	7,608,417
221,450	McCormick & Co. Inc., Non Voting Shares	6,548,277

	Total Food Products	14,156,694

Household Products - 2.2%
189,560	Procter & Gamble Co.	8,926,381

Tobacco - 2.1%
238,380	Philip Morris International Inc.	8,481,560

	TOTAL CONSUMER STAPLES	54,917,445

ENERGY - 14.4%
Energy Equipment & Services - 5.2%
130,380	Diamond Offshore Drilling Inc.	8,195,687
336,270	Halliburton Co.	5,202,097
253,500	National-Oilwell Varco Inc. *	7,277,985

	Total Energy Equipment & Services	20,675,769

Oil, Gas & Consumable Fuels - 9.2%
91,672	ConocoPhillips	3,589,875
163,530	Exxon Mobil Corp.	11,136,393
385,980	Newfield Exploration Co. *	8,761,746
93,510	Petroleo Brasileiro SA, ADR	2,849,250
209,350	Total SA, ADR	10,270,711

	Total Oil, Gas & Consumable Fuels	36,607,975

	TOTAL ENERGY	57,283,744

FINANCIALS - 10.4%
Capital Markets - 1.1%
288,020	Charles Schwab Corp.	4,464,310

Commercial Banks - 2.1%
576,240	Wells Fargo & Co.	8,205,658

Consumer Finance - 0.9%
251,740	American Express Co.	3,431,216

Diversified Financial Services - 3.6%
390,350	JPMorgan Chase & Co.	10,375,503

See Notes to Schedule of Investments.

LEGG MASON PARTNERS EQUITY FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Diversified Financial Services - 3.6% (continued)
177,650	Moody’s Corp.	$4,071,738

	Total Diversified Financial Services	14,447,241

Insurance - 2.7%
71	Berkshire Hathaway Inc., Class A Shares *	6,155,700
332,160	Progressive Corp. *	4,464,230

	Total Insurance	10,619,930

	TOTAL FINANCIALS	41,168,355

HEALTH CARE - 12.6%
Biotechnology - 2.1%
19,650	Celgene Corp. *	872,460
125,770	Genzyme Corp. *	7,469,480

	Total Biotechnology	8,341,940

Health Care Equipment & Supplies - 1.1%
70,200	Edwards Lifesciences Corp. *	4,256,226

Health Care Providers & Services - 1.7%
113,930	AmerisourceBergen Corp.	3,720,954
85,570	McKesson Corp.	2,998,373

	Total Health Care Providers & Services	6,719,327

Pharmaceuticals - 7.7%
225,670	Abbott Laboratories	10,764,459
313,460	Bristol-Myers Squibb Co.	6,871,043
247,340	Novartis AG, ADR	9,356,872
152,420	Schering-Plough Corp.	3,589,491

	Total Pharmaceuticals	30,581,865

	TOTAL HEALTH CARE	49,899,358

INDUSTRIALS - 9.0%
Aerospace & Defense - 1.4%
472,890	Orbital Sciences Corp. *	5,622,662

Building Products - 1.4%
805,160	Masco Corp.	5,620,017

Electrical Equipment - 1.8%
52,230	First Solar Inc. *	6,930,921

Industrial Conglomerates - 2.7%
1,051,820	General Electric Co.	10,633,900

Machinery - 0.7%
79,470	Eaton Corp.	2,929,264

Road & Rail - 1.0%
113,890	Norfolk Southern Corp.	3,843,788

	TOTAL INDUSTRIALS	35,580,552

INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 8.1%
317,190	Cisco Systems Inc. *	5,319,276
719,440	Corning Inc.	9,546,969
312,010	Juniper Networks Inc. *	4,698,870
323,790	QUALCOMM Inc.	12,598,669

	Total Communications Equipment	32,163,784

Computers & Peripherals - 3.7%
74,520	Apple Inc. *	7,833,543
213,570	Hewlett-Packard Co.	6,847,054

	Total Computers & Peripherals	14,680,597

See Notes to Schedule of Investments.

LEGG MASON PARTNERS EQUITY FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Electronic Equipment, Instruments & Components - 2.3%
259,460	Dolby Laboratories Inc., Class A Shares *	$8,850,181

IT Services - 0.7%
51,540	Visa Inc.	2,865,624

Semiconductors & Semiconductor Equipment - 2.1%
482,551	ASML Holding NV, New York Registered Shares	8,449,468

Software - 1.5%
320,838	Microsoft Corp.	5,893,794

	TOTAL INFORMATION TECHNOLOGY	72,903,448

MATERIALS - 3.0%
Chemicals - 2.3%
77,380	Air Products & Chemicals Inc.	4,352,625
56,960	Monsanto Co.	4,733,376

	Total Chemicals	9,086,001

Metals & Mining - 0.7%
75,890	Freeport-McMoRan Copper & Gold Inc., Class B Shares	2,892,168

	TOTAL MATERIALS	11,978,169

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.8%
232,930	Verizon Communications Inc.	7,034,486

Wireless Telecommunication Services - 0.8%
103,130	American Tower Corp., Class A Shares *	3,138,246

	TOTAL TELECOMMUNICATION SERVICES	10,172,732

UTILITIES - 4.4%
Electric Utilities - 2.2%
169,110	Exelon Corp.	7,675,903
20,260	FPL Group Inc.	1,027,790

	Total Electric Utilities	8,703,693

Multi-Utilities - 2.2%
189,030	Sempra Energy	8,740,747

	TOTAL UTILITIES	17,444,440

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $476,612,273)	393,166,481

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
$1,001,000	Interest in $536,223,000 joint tri-party repurchase agreement dated 3/31/09 with Greenwich Capital Markets Inc., 0.200% due 4/1/09; Proceeds at maturity - $1,001,006; (Fully collateralized by various U.S. government agency obligations, 3.200% to 7.125% due 11/3/09 to 11/17/17; Market value - $1,021,023) (Cost - $1,001,000)	1,001,000

	TOTAL INVESTMENTS - 99.3% (Cost - $477,613,273#)	394,167,481
	Other Assets in Excess of Liabilities - 0.7%	2,730,471

	TOTAL NET ASSETS - 100.0%	$396,897,952

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Equity Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	MARCH 31, 2009	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in securities	$394,167,481	$393,166,481	$1,001,000	—

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$34,257,578
Gross unrealized depreciation	(117,703,370)

Net unrealized depreciation	$(83,445,792)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

As of March 31, 2009, the Fund did not hold any derivative instruments.

Notes to Schedule of Investments (unaudited) (continued)

3. Recent Accounting Pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: May 28, 2009

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer

Date: May 28, 2009